Divestitures, Held-For-Sale Businesses and Discontinued Operations - Additional Information (Details) $ in Thousands, € in Millions						3 Months Ended	12 Months Ended
	Mar. 15, 2021 USD ($)	Nov. 30, 2020 USD ($)	Oct. 14, 2020 USD ($)	Oct. 14, 2020 EUR (€)	Oct. 02, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2021	Mar. 31, 2021 USD ($)	Jan. 01, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership %						47.40%	47.40%	47.40%
Assumed business							$ 2,186,024	$ 1,586,307	$ 1,772,104
Equity method investments						$ 832,295	$ 832,295	326,277
Payments to acquire investments	$ 27,000
StarStone US
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assumed business		$ 462,400
Reinsurance premium consideration		478,200
Additional consideration		130,000
Run-Off
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Syndicate underwriting capacity percentage							25.00%
Discontinued operations, disposed of by sale | StarStone US
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received		282,000				281,989	$ 281,989
Consideration as value of shares		235,000
Cash consideration received		$ 47,000
Discontinued operations, held-for-sale | StarStone US
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restricted investments								131,000
Cash inflows (outflows)							99,200	$ (53,900)	$ (64,600)
Not discontinued operations, disposed of by sale | SUL
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales of subsidiaries, net of cash sold	600
Value of shares received	30,000
Not discontinued operations, disposed of by sale | Vander Haeghen & CO SA
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales of subsidiaries, net of cash sold			$ 4,500	€ 3.8
Gain on sale of subsidiary						3,400
Held-for-sale or disposed of by sale, not discontinued operations | Northshore
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restricted investments						94,400	94,400
Core Specialty
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership %												25.23%
Equity method investments						235,000	235,000
Inigo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment, fair value						$ 16,900	$ 16,900				$ 34,600
Inigo | Scenario, Forecast
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership %										5.40%
Trident
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Payments to acquire investments	$ 18,000
Starstone International
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of renewal rights					$ 500
North Bay
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest held by parent						59.00%	59.00%
North Bay | Trident
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest held by noncontrolling owners						39.30%	39.30%
North Bay | Dowling
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest held by noncontrolling owners						1.70%	1.70%
SSHL
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest held by parent						59.00%	59.00%
SSHL | Trident
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest held by noncontrolling owners						39.30%	39.30%
SSHL | Dowling
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest held by noncontrolling owners						1.70%	1.70%
SSHL | North Bay
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest held by parent						100.00%	100.00%
Northshore | Trident
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest held by noncontrolling owners												76.30%
Northshore | Dowling
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest held by noncontrolling owners												1.60%
Northshore | North Bay
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest held by parent						92.10%	92.10%
Northshore | Core Specialty
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest held by noncontrolling owners												13.80%
Core Specialty | Dowling
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest held by noncontrolling owners												0.40%
StarStone US
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest held by parent						59.00%	59.00%
SUL | Trident
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest held by noncontrolling owners						39.30%	39.30%
SUL | Dowling
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest held by noncontrolling owners						1.70%	1.70%